Retirement benefit schemes - additional information (Details) - GBP (£) £ in Millions		6 Months Ended
	Apr. 23, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	£ 1,766
Frequency of valuations		3 years
Net asset and (liability) for pension and healthcare schemes		£ 132	£ 79	£ 72